Earnings per share (Details 1)		12 Months Ended
		Mar. 31, 2025 ₨ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 ₨ / shares shares		Mar. 31, 2023 ₨ / shares shares
Diluted earnings per share [abstract]
Weighted average number of equity shares – Basic		832,950,406	832,950,406	831,968,515	[1]	830,174,450	[1]
Dilutive effect of stock options outstanding	[2]	1,228,728	1,228,728	1,569,165		1,766,400
Weighted average number of equity shares – Diluted		834,179,134	834,179,134	833,537,680		831,940,850
Earnings per share of par value Rs.5 - Diluted | (per share)	[1]	₨ 67.78	$ 0.79	₨ 66.8		₨ 54.17

[1]	Earnings per share is computed after giving effect to 1:5 forward stock split effective October 28, 2024 for all periods presented. Refer to Note 20 of these consolidated financial statements for further details regarding such stock split.
[2]	As of March 31, 2025, 2024 and 2023, 941,080, 1,227,725 and 1,432,665 options, respectively, were excluded from the diluted weighted average number of equity shares calculation because their effect would have been anti-dilutive. The average market value of the Company’s shares for the purpose of calculating the dilutive effect of stock options was based on quoted market prices for the year during which the options were outstanding.